Document and Entity Information	Sep. 02, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001471265
Document Type	8-K
Document Period End Date	Sep. 02, 2020
Entity Registrant Name	NORTHWEST BANCSHARES, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-34582
Entity Tax Identification Number	27-0950358
Entity Address, Address Line One	100 Liberty Street
Entity Address, City or Town	Warren
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16365
City Area Code	(814)
Local Phone Number	726-2140
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	NWBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false